SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ESTIMATED USEFUL LIVES
Furniture and equipment	3 – 5 years

Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	March 31,	Markets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in trust account	$37,622,133	$37,622,133	$—	$—

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in trust account	$64,487,925	$64,487,925	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in trust account	$64,487,925	$64,487,925	$—	$—

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in trust account	$60,752,079	$60,752,079	$—	$—

SCHEDULE OF NET INCOME LOSS REDEEMABLE AND NON REDEEMABLE SHARES

The net income per share presented in the statement of operations is based on the following:

	Three months ended March 31, 2026		Three months ended March 31, 2025
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
	Shares	Shares	Shares	Shares
Basic and diluted net income per share:

Numerators:
Allocation of net Income including accretion of temporary equity	$191,431	$60,969	$310,098	$94,580
Allocation of net income	$191,431	$60,969	$310,098	$94,580

Denominators:
Weighted-average shares outstanding	5,745,809	1,830,000	6,000,000	1,830,000
Basic and diluted net income per share	$$0.03	$$0.03	$$0.05	$$0.05

The net income (loss) per share presented in the statements of operations is based on the following:

	For The Year Ended December 31, 2025		For The Period from May 27, 2024 (Inception) through December 31, 2024
	Redeemable shares	Non- Redeemable Shares	Redeemable shares	Non- Redeemable Shares
Basic and diluted net income per ordinary share
Numerators:
Allocation of net income	$1,254,780	$382,708	$284,902	$190,587

Denominators:
Weighted-average ordinary shares outstanding	6,000,000	1,830,000	2,739,726	1,832,763
Basic and diluted net income per ordinary share	$0.21	$0.21	$0.10	$0.10

SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

As of March 31, 2026 and December 31, 2025, the ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Ordinary shares subject to possible redemption, as of December 31, 2024	$60,752,079

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	2,535,846
Extension funds attributable to ordinary shares subject to redemption	1,200,000
Ordinary shares subject to possible redemption, as of December 31, 2025	$64,487,925
Less:
Redemption of ordinary shares (2,541,908 shares redeemed at approx. $10.83 per share on 3/23/2026)	(27,536,647)

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	545,855
Extension funds attributable to ordinary shares subject to redemption	125,000
Ordinary shares subject to possible redemption, as of March 31, 2026	$37,622,133

As of December 31, 2025, the ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Total public offering gross proceeds	$60,000,000
Less:
Proceeds allocated to public rights	(720,000)
Offering costs allocated to public shares subject to possible redemption	(3,974,257)

Plus:
Accretion of carrying value to redemption value	4,694,257
Ordinary shares subject to possible redemption	$60,000,000

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	752,079
Ordinary shares subject to possible redemption, as of December 31, 2024	$60,752,079
Plus:
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on cash and investments held in Trust Account)	2,535,846
Subsequent measurement of ordinary shares subject to possible redemption (extension)	1,200,000
Ordinary shares subject to possible redemption, as of December 31, 2025	$64,487,925